Exhibit 99.1

1166 Avenue of the Americas 15th Floor New York, NY 10036 Tel: +1 212 247 1010 www.fticonsulting.com

April 1, 2026

Jeff Noto

Chief Financial Officer

Zayo Group, LLC

1401 Wynkoop St., Suite 500

Denver, CO 80202

and

Barclays Capital Inc. (the “Company’s Agent”)

as representative of the several Initial Purchasers

745 Seventh Avenue

New York, NY 10019

Independent Advisor’s Report on Applying Agreed-Upon Procedures

We have performed the procedures enumerated below, which were agreed to by the addressees (the “Specified Users”), with respect to a portfolio of contracts in conjunction with the proposed offering of Zayo Issuer, LLC Secured Fiber Network Revenue Notes, Series 2026-1 and Series 2026-2 (the “Transaction”). Zayo Group, LLC (together with any subsidiaries or affiliates, “Zayo” or the “Company”) is responsible for the completeness and accuracy of the information provided to us upon which we relied in forming our findings. The sufficiency of these procedures is solely the responsibility of the Specified Users. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

The term “recalculated” means calculated and found to be in agreement with, unless otherwise noted.

I. Comparisons and Recomputations of Certain Contract Attributes

1.	On February 13, 2026, the Company’s Agent on the Company’s behalf provided a computer-generated data file of contracts that were operational as of January 31, 2026 (the “Cut-Off Date”), and which contained certain attributes, as delineated in Exhibit I (the “Data Tape”). On March 13, 2026, we were provided by the Company with an updated Data Tape (the “Final Data Tape”) that reflected certain modifications made to the Data Tape with respect to the 89,683 contracts.

2.	The Company’s Agent non-statistically selected 150 contracts (the “Sample Selections”) from the Data Tape that were operational as of the Cut-Off Date.

3.	For each of the Sample Selections, we compared the attributes listed in Exhibit I as per the Data Tape and the Final Data Tape to corresponding documents as identified in Exhibit I, all of which were provided by the Company. The results of our analysis have been summarized in Exhibit II.

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April 1, 2026

We make no representations as to (i) the accuracy of the information set forth in the Data Tape or the Final Data Tape, (ii) the actual characteristics or existence of the underlying documents or data comprising the contracts underlying the Data Tape or the Final Data Tape (other than with respect to the procedures described herein relating to the Sample Selections) or the conformity of their respective attributes with those assumed for purposes of the procedures described herein, (iii) the existence or ownership of the contracts and related documentation, or (iv) whether the contracts and related documentation or any other documents provided to us by the Company or the Company’s Agent on the Company’s behalf are comprehensive and valid instruments. Also, such procedures performed would not necessarily reveal any material misstatement of the information referred to above. This report relates only to the items specified above and does not extend to Zayo Issuer, LLC’s financial statements for any date or period.

We were not engaged to and did not perform an examination, the objective of which would be the expression of an opinion on the information referred to above. Accordingly, we do not express such an opinion. Had we performed additional procedures; other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Users and is not intended to be and should not be used by anyone other than the Specified Users without our prior consent. It is not to be circulated, quoted, or otherwise referred to, without our prior consent, for any other purpose, nor is it to be included or referred to in whole or in part in any other document.

Yours truly,

FTI Consulting, Inc.

April 1, 2026

EXHIBIT I

Agreed Upon Procedures

Using non-statistical sampling techniques, the Company’s Agent selected 150 contracts from the Data Tape that were operational as of the Cut-Off Date and FTI performed the following procedures with respect to the below Data Tape Fields:

Step	Data Tape Field	Source Document / Procedure
1	Service Name

• Agree to “ABS_4_Services_2026M1.xlsx” file

• If “Segment” column equals “Managed Services” agree to “Managed Service Raw Data Feed.csv” file provided by the Company based on a combination of “Subscriber Id”, “ZR Product Line”, “Product In Service Date”, “Product Term Start Date” and “Product Term End Date”

• Backup source: Agree to Company internal systems and records based on Company-provided reconciliation

2	Parent Account

• Agree to “ABS_4_Services_2026M1.xlsx” file or “Managed Service Raw Data Feed.csv” file provided by the Company

• If “Segment” column equals “Managed Services”, use “MS Key” tab to map value in “Parent Account” column as necessary

• Backup source: Agree to Company internal systems and records based on Company-provided reconciliation

3	Segment	• Agree to “ABS_4_Services_2026M1.xlsx” file provided by the Company, if not included agree to “Managed Services”
4	Account: Segment

• Agree to “ABS_4_Services_2026M1.xlsx” file or “Managed Service Raw Data Feed.csv” file provided by the Company

• Backup source: Agree to Company internal systems and records based on Company-provided reconciliation

5	Product / Service Type

• Agree to “ABS_4_Services_2026M1.xlsx” file or “Managed Service Raw Data Feed.csv” file provided by the Company

• Backup source: Agree to Company internal systems and records based on Company-provided reconciliation and “Product Mapping File.xlsx”

6	MAPPED Product / Service Type

• If “Segment” column equals “Fiber and Transport” or “Network Connectivity”, value should represent what is in “Product / Service Type” column

• If “Segment” column equals “Managed Services”, use “MS Key” tab to map value in “Product / Service Type” column appropriately

7	MRR ($)

• Agree to “ABS_4_Services_2026M1.xlsx” file or “Managed Service Raw Data Feed.csv” file provided by the Company

• Backup source: Agree to Company internal systems and records, invoice or contract documents based on Company-provided reconciliation and recalculate included NAA figure using company-provided MRR with NAA (Ccy) reconciliation

8	ARR ($)	• Agree to 12 * MRR
9	MAR ($)

• Agree to “ABS_4_Services_2026M1.xlsx” file provided by the Company

• If “Segment” column equals “Managed Services”, assumed to be $0

• Backup source: Agree to Company internal systems and records or contract documents based on Company-provided reconciliation

10	TMR ($)	• Agree to (ARR + (MAR * 12))
11	Contractual Price Escalator

• Agree to “ABS_4_Services_2026M1.xlsx” file provided by the Company

• If “Segment” column equals “Managed Services”, assumed to be 0

• Backup source: Agree to Company internal systems and records based on Company-provided reconciliation

12	State(s)

• Agree to contract documents and/or invoices based on Company-provided reconciliation

• Company documentation requiring two signatures to be considered executed if signed by at least one of the two parties

• If >2 states listed on documents, then agree to “Multiple”

• Backup source: Agree to Company internal systems and records based on Company-provided reconciliation or “ABS_4_Services_2026M1.xlsx” file provided by the Company

April 1, 2026

Step	Data Tape Field	Source Document / Procedure
13	Service Start Date

• Agree to “ABS_4_Services_2026M1.xlsx” file or “Managed Service Raw Data Feed.csv” file provided by the Company

• Backup source: Agree to Company internal systems and records based on Company-provided reconciliation

14	Service Current Term Start Date

• Agree to “ABS_4_Services_2026M1.xlsx” file or “Managed Service Raw Data Feed.csv” file provided by the Company

• Backup source: Agree to Company internal systems and records based on Company-provided reconciliation

15	Current Expiration Date

• Agree to “ABS_4_Services_2026M1.xlsx” file or “Managed Service Raw Data Feed.csv” file provided by the Company

• Backup source: Agree to Company internal systems and records based on Company-provided reconciliation

16	Adjusted Current Expiration Date	• If the Current Expiration Date occurs on or before the Cut-Off Date, agree to 2/28/2026 • If the Current Expiration Date occurs after the Cut-off Date, agree to Current Expiration Date
17	Current Term (months)	• Agree to the difference in months between the ‘Current Expiration Date’ and ‘Service Current Term Start Date’
18	Remaining Term (months)	• Agree to the quotient of (i) the Adjusted Current Expiration Date – the Cut-off Date, divided by (ii) 30
19	Seasoning (months)	• If Service Start Date =0, 0 • If Service Start Date > 0, agree to the quotient of (i) the Cut-off date minus Service Start Date, divided by (ii) 30

April 1, 2026

EXHIBIT II

Data Tape Testing Summary of Results

Using non-statistical sampling techniques, The Company’s Agent selected 150 contracts from the Data Tape for the purpose of testing specific attributes as detailed in Exhibit I included herein.

1.	Service Name (150 Selections Tested)

FTI identified no errors during our testing of Service Name.

Notes and Consideration: FTI agreed Service Name to the source documents and/or procedures as detailed in Exhibit I included herein.

2.	Parent Account (150 Selections Tested)

FTI identified no errors during our testing of Parent Account.

Notes and Considerations: FTI agreed Parent Account to the source documents and/or procedures as detailed in Exhibit I included herein.

3.	Segment (150 Selections Tested)

FTI identified no errors during our testing of Segment.

Notes and Considerations: FTI agreed Segment to the source documents and/or procedures as detailed in Exhibit I included herein.

4.	Account: Segment (150 Selections Tested)

FTI identified no errors during our testing of Account: Segment.

Notes and Considerations: FTI agreed Account: Segment to the source documents and/or procedures as detailed in Exhibit I included herein.

5.	Product / Service Type (150 Selections Tested)

FTI identified no errors during our testing of Product / Service Type.

Notes and Considerations: FTI agreed Product / Service Type to the source documents and/or procedures as detailed in Exhibit I included herein.

6.	MAPPED Product / Service Type (150 Selections Tested)

FTI identified no errors during our testing of MAPPED Product / Service Type.

Notes and Considerations: FTI agreed MAPPED Product / Service Type to the source documents and/or procedures as detailed in Exhibit I included herein.

April 1, 2026

7.	MRR ($) (150 Selections Tested)

FTI identified four discrepancies during our testing of Monthly Recurring Revenue “MRR ($)”.

#	Service Name	MRR ($) per Data Tape	MRR ($) per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	513131Packet458844588446979	$515.00	$579.11	Yes
2	899975VOIP/SIP454704547046564	$60.00	$67.44	Yes
3	936222Packet450854508546180	$325.00	$365.47	Yes
4	942677VOIP/SIP425904453345262	$63.90	$71.85	Yes

Notes and Considerations: FTI agreed MRR ($) to the source documents and/or procedures as detailed in Exhibit I included herein. Per Management, the discrepancies above were due to data entry errors. As the discrepancies were corrected in the Final Data Tape, no exceptions were noted for testing purposes.

8.	ARR ($) (150 Selections)

FTI identified four discrepancies during our testing of Annualized Monthly Recurring Revenue “ARR ($)”.

#	Service Name	ARR ($) per Data Tape	ARR ($) per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	513131Packet458844588446979	$6,180.00	$6,949.32	Yes
2	899975VOIP/SIP454704547046564	$720.00	$809.28	Yes
3	936222Packet450854508546180	$3,900.00	$4,385.64	Yes
4	942677VOIP/SIP425904453345262	$766.80	$862.20	Yes

Notes and Considerations: FTI recalculated ARR ($) using the source documents and/or procedures as detailed in Exhibit I included herein. FTI noted the discrepancies above were due to the differences in MRR ($) (Step #7). As the discrepancies were corrected in the Final Data Tape, no exceptions were noted for testing purposes.

9.	MAR ($) (150 Selections Tested)

FTI identified no errors during our testing of Monthly Amortized Revenue “MAR ($)”.

Notes and Considerations: FTI agreed MAR ($) to the source documents and/or procedures as detailed in Exhibit I included herein.

10.	TMR ($) (150 Selections)

FTI identified four discrepancies during our testing of Total Monthly Revenue “TMR ($)”.

#	Service Name	TMR ($) per Data Tape	TMR ($) per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	513131Packet458844588446979	$579.12	$6,949.32	Yes
2	899975VOIP/SIP454704547046564	$67.47	$809.28	Yes
3	936222Packet450854508546180	$365.46	$4,385.64	Yes
4	942677VOIP/SIP425904453345262	$71.86	$862.20	Yes

Notes and Considerations: FTI recalculated TMR ($) using the source documents and/or procedures as detailed in Exhibit I included herein. FTI noted the discrepancies above were due to the differences in MRR ($) (Step #7) and ARR ($) (Step #8). As the discrepancies were corrected in the Final Data Tape, no exceptions were noted for testing purposes.

April 1, 2026

11.	Contractual Price Escalator (150 Selections Tested)

FTI identified no errors during our testing of Contractual Price Escalator.

Notes and Considerations: FTI agreed Contractual Price Escalator to the source documents and/or procedures as detailed in Exhibit I included herein.

12.	State(s) (150 Selections Tested)

FTI identified one discrepancy during our testing of State(s).

#	Service Name	State(s) per Data Tape	State(s) per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	942677VOIP/SIP425904453345262	ID / ID	GA / GA	Yes

Notes and Considerations: FTI agreed State(s) to the source documents and/or procedures as detailed in Exhibit I included herein. Per Management, the discrepancy above was due to a data entry error. As the discrepancy was corrected in the Final Data Tape, no exception was noted for testing purposes.

13.	Service Start Date (150 Selections Tested)

FTI identified no errors during our testing of Service Start Date.

Notes and Considerations: FTI agreed Service Start Date to the source documents and/or procedures as detailed in Exhibit I included herein.

14.	Service Current Term Start Date (150 Selections Tested)

FTI identified no errors during our testing of Service Current Term Start Date.

Notes and Considerations: FTI agreed Service Current Term Start Date to the source documents and/or procedures as detailed in Exhibit I included herein.

15.	Current Expiration Date (150 Selections Tested)

FTI identified no errors during our testing of Current Expiration Date.

Notes and Considerations: FTI agreed Current Expiration Date to the source documents and/or procedures as detailed in Exhibit I included herein.

April 1, 2026

16.	Adjusted Current Expiration Date (150 Selections Tested)

FTI identified no errors during our testing of Adjusted Current Expiration Date.

Notes and Considerations: FTI recalculated Adjusted Current Expiration Date using the source documents and/or procedures as detailed in Exhibit I included herein.

17.	Current Term (months) (150 Selections Tested)

FTI identified no errors during our testing of Current Term (months).

Notes and Considerations: FTI recalculated Current Term (months) using the source documents and/or procedures as detailed in Exhibit I included herein.

18.	Remaining Term (months) (150 Selections Tested)

FTI identified no errors during our testing of Remaining Term (months).

Notes and Considerations: FTI recalculated Remaining Term (months) using the source documents and/or procedures as detailed in Exhibit I included herein.

19.	Seasoning (months) (150 Selections Tested)

FTI identified no errors during our testing of Seasoning (months).

Notes and Considerations: FTI recalculated Seasoning (months) using the source documents and/or procedures as detailed in Exhibit I included herein.